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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|; Amendment Number:
                                               --------

     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Trigran Investments, Inc.
         -----------------------------------
Address:  3201 Old Glenview Road, Suite 235
         -----------------------------------
          Wilmette, IL 60091
         -----------------------------------

Form 13F File Number: 28-
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lawrence A. Oberman
         -----------------------------------
Title:    Executive Vice President
         -----------------------------------
Phone:    (847) 251-8300
         -----------------------------------

Signature, Place, and Date of Signing:


/s/ Lawrence A. Oberman                      Wilmette, IL          Nov. 8, 2006
---------------------------------          ----------------       --------------
         [Signature]                        [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report , and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                       -------------

Form 13F Information Table Entry Total:  22
                                       -------------

Form 13F Information Table Value Total:  121,359
                                       -------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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
         COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
----------------------------  --------  ---------  --------  -------------------------  ----------  --------  ------------------
                              TITLE OF               VALUE    SHRS OR             PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS     CUSIP    (x$1000)   PRN AMT    SH/PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
APAC Customer Services, Inc.  Common    00185E106    6,703   2,529,387     SH           SOLE                    x
--------------------------------------------------------------------------------------------------------------------------------
Balchem Corp.                 Common    057665200    8,875     448,450     SH           SOLE                    x
--------------------------------------------------------------------------------------------------------------------------------
Bennett Environmental Inc.    Common    081906109    1,150   1,026,850     SH           SOLE                    x
--------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc. Del   Class B   084670207    3,587       1,130     SH           SOLE                    x
--------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc. Del   Class B   084670207      302          95     SH           OTHER                   x
--------------------------------------------------------------------------------------------------------------------------------
Captaris Inc.                 Common    14071N104    3,820     651,917     SH           SOLE                    x
--------------------------------------------------------------------------------------------------------------------------------
Dynamex Inc.                  Common    26784F103   10,436     502,954     SH           SOLE                    x
--------------------------------------------------------------------------------------------------------------------------------
Exponent, Inc.                Common    30214U102   14,827     889,416     SH           SOLE                    x
--------------------------------------------------------------------------------------------------------------------------------
Fiberstars, Inc               Common    315662106    2,666     372,291     SH           SOLE                    x
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Keystone Automotive Inds.
Inc.                          Common    49338N109    2,220      58,400     SH           SOLE                    x
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Moldflow Corp.                Common    608507109   12,092   1,015,307     SH           SOLE                    x
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Pfizer Inc.                   Common    717081103      340      12,000     SH           OTHER                   x
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Quovadx Inc.                  Common    74913K106    7,787   2,983,359     SH           SOLE                    x
--------------------------------------------------------------------------------------------------------------------------------
Repligen Corp.                Common    759916109    2,302     677,073     SH           SOLE                    x
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Scientific Learning Corp.     Common    808760102    9,392   1,789,016     SH           SOLE                    x
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Surmodics Inc.                Common    868873100   12,873     366,533     SH           SOLE                    x
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Surmodics Inc.                Common    868873100       70       2,000     SH           OTHER                   x
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Universal Technical
Institute                     Common    913915104    8,988     502,400     SH           SOLE                    x
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Universal Technical
Institute                     Common    913915104       64       3,600     SH           OTHER                   x
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Websense Inc.                 Common    947684106    4,618     213,697     SH           SOLE                    x
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X-Rite Inc.                   Common    983857103    8,161     759,826     SH           SOLE                    x
--------------------------------------------------------------------------------------------------------------------------------
X-Rite Inc.                   Common    983857103       86       8,000     SH           OTHER                   x
--------------------------------------------------------------------------------------------------------------------------------